STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Dec. 13, 2024	May 16, 2024	May 14, 2024	Apr. 11, 2024	Mar. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized						8,500,000	8,500,000
Common stock, shares authorized						490,000,000	490,000,000
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, shares issued						12,455,252	3,500,000
Common stock, shares outstanding						12,455,252	3,500,000
Common stock, value						$ 35,000
Debt discount amortized charge						35,000
Interest expense						$ 35,000
Advisory fee				$ 300,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, per share				$ 0.025
Shares issued				50,000		1,400,000
Common stock, value				$ 1,250		$ 140
Shares converted							5,100
Shares cancelled						850,000
Series C Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						7,500,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000
Common stock, per share						$ 10.00
Trigger event bid price description						(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the IAC common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between IAC and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) IAC’s suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for IAC or its transfer agent not to comply with a conversion notice; (e) IAC’s bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for IAC; (g) the entry of judgments against IAC in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) IAC’s failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against IAC; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.
Shares issued	7,500,000
Fair value	$ 71,809,025
Common Class A [Member]
Class of Stock [Line Items]
Common stock, per share					$ 0.025
Common stock, shares authorized						200,000,000	200,000,000
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, shares issued						12,455,252	3,500,000
Common stock, shares outstanding						12,455,252	3,500,000
Shares issued	2,334,092				1,400,000	2,200,000
Common stock, value					$ 35,000
Shares converted				50,000
Common Class A [Member] | JanBella [Member]
Class of Stock [Line Items]
Common stock, per share	$ 9.50
Shares issued	1,392,308
Common stock, value			$ 13,226,926
Common Class A [Member] | Pickwick Capital Partners LLC [Member]
Class of Stock [Line Items]
Common stock, per share			$ 0.025
Shares issued			195,000
Common stock, value			$ 4,875
Common Class A [Member] | Polar Multi Strategy Master Fund [Member]
Class of Stock [Line Items]
Shares issued	5,767,944
Common stock, value		$ 25,000
Shares issued		1,000,000
Share price		$ 0.025
Shares cancelled		850,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized						20,000,000	20,000,000
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, shares issued						0	0
Common stock, shares outstanding						0	0
Common stock, votes per share						one